SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM N-6

     REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933            [ ]
                       Post-Effective Amendment No. 14                  [X]
                             (File No. 333-69777)
                                     and/or
     REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940    [ ]
                              Amendment No. 30                          [X]
                            (File No. 811-4298)
                       (Check appropriate box or boxes.)

                            Exact Name of Registrant:
                     IDS Life Variable Life Separate Account

                               Name of Depositor:
                           IDS LIFE INSURANCE COMPANY

          Address of Depositor's Principal Executive Offices, Zip Code
               Depositor's Telephone Number, including Area Code:

                           70100 AXP Financial Center
                              Minneapolis, MN 55474
                                 (800) 862-7919

                     Name and Address of Agent for Service:

                            Mary Ellyn Minenko, Esq.
                           50607 AXP Financial Center
                              Minneapolis, MN 55474

Approximate Date of Proposed Public Offering _____N/A__________________

It is proposed that this filing will become effective (check appropriate box)

     [ ]   immediately upon filing pursuant to paragraph (b)
     [ ]   on (date) pursuant to paragraph (b)
     [X]   60 days after filing pursuant to paragraph (a)(1)
     [ ]   on (date) pursuant to paragraph (a)(1) of Rule 485.

If appropriate, check the following box:

     [ ] This post-effective amendment designates a new effective date for a previously filed post-effective amendment.

The purpose of this Post-Effective Amendment No. 14 to this Registration Statement No. 333-69777 on Form N-6 is to supplement the prospectuses for American Express(R) Variable Universal Life IV/American Express(R) Variable Universal Life IV-Estate Series and American Express(R) Variable Universal Life III.

The prospectuses relating to the above-listed variable life insurance policies filed electronically as Post-Effective Amendment No. 12 to Registration Statement No. 333-69777 filed on or about April 28, 2004 and declared effective on April 30, 2004 are incorporated by reference into Part A of Post-Effective Amendment No. 14 to this Registration Statement.

The combined Statement of Additional Information relating to the above-listed variable life insurance policies filed electronically as Post-Effective Amendment No. 12 to Registration Statement No. 333-69777 filed on or about April 28, 2004 and declared effective April 30, 2004 is incorporated by reference into Part B of Post-Effective Amendment No. 14 to this Registration Statement.

                   Prospectus Supplement dated Jan. __, 2005*



Product Name                                                     Form #
American Express(R) Variable Universal Life III                  S-6189 H (4/04)


The following rider information has been added to the "Policy Benefits and Risks" section under "Optional Insurance Benefits" on page 3 of the prospectus:

-------------------- ---------------------- -----------------------------------
  POLICY BENEFIT         WHAT IT MEANS                 HOW IT WORKS
-------------------- ---------------------- -----------------------------------
Optional Insurance   You may add optional   o     Waiver of Premium Rider
Benefits             benefits to your             (WP): If the insured
                     policy, at an                becomes totally disabled
                     additional cost, in          before attained insurance
                     the form of riders           age 60, prior to attained
                     (if you meet certain         insurance age 65 we will
                     requirements). The           add the monthly-specified
                     amounts of these             premium shown in the policy
                     benefits do not vary         to the policy value, or
                     with investment              waive the monthly deduction
                     experience of the            if higher. On and after
                     variable account.            attained insurance age 65
                     Certain restrictions         the monthly deduction will
                     apply and are                be waived. If total
                     clearly described in         disability begins on or
                     the applicable rider.        after attained insurance
                                                  age 60 but before attained
                                                  insurance age 65, the addition
                                                  of the monthly-specified
                                                  premium or the waiver of the
                                                  monthly deduction will be for
                                                  a limited period of time. WP
                                                  also includes a waiver for
                                                  involuntary unemployment
                                                  benefit where monthly
                                                  deductions may be waived up to
                                                  12 months.
-------------------- ---------------------- -----------------------------------

The following new rider information has been added after the "Other Insured Rider (OIR)" information under the section "Charges Other Than Fund Operating Expenses" on page 9 of the prospectus:

-------------------- ---------------------- -----------------------------------
      CHARGE            WHEN CHARGE IS               AMOUNT DEDUCTED
                           DEDUCTED
-------------------- ---------------------- -----------------------------------
Waiver of Premium    Monthly.               Monthly rate multiplied by the
Rider (WP)                                  greater of the monthly-specified
                                            premium selected for the rider or
                                            the monthly deduction for the policy
                                            and any other riders attached to the
                                            policy.

                                            Minimum: $.03206 - Male,
                                            Nonsmoker, Age 20

                                            Maximum: $.40219 - Female,
                                            Smoker, Age 59

                                            Representative Insured: $.04649 -
                                            Male, Preferred Nonsmoker, Age 40
-------------------- ---------------------- -----------------------------------

THIS SUPPLEMENT SHOULD BE RETAINED WITH THE CURRENT PROSPECTUS FOR YOUR PRODUCT.

S-6189-3 A (1/05)

*VALID UNTIL MAY 1, 2005.

                   Prospectus Supplement dated Jan. __, 2005*

Product Name                                                      Form #
American Express(R) Variable Universal Life IV/
  American Express(R) Variable Universal Life IV - Estate Series  S-6418 D(4/04)

The following rider information has been revised for "Waiver of Monthly Deduction" and an additional rider for "Waiver of Premium" has been added to the "Policy Benefits and Risks" section under "Optional Insurance Benefits" on page 3 of the prospectus:

-------------- ----------------------- -----------------------------------------
   POLICY          WHAT IT MEANS                    HOW IT WORKS
   BENEFIT
-------------- ----------------------- -----------------------------------------
Optional       You may add optional    o    Waiver of Monthly Deduction Rider
Insurance      benefits to your             (WMD):
Benefits       policy, at an
               additional cost, in          For policies purchased before Jan.
               the form of riders           21, 2005, The following applies:
               (if you meet certain         Under the WMD, we will waive the
               requirements). The           monthly deduction in the insured
               amounts of these             becomes totally disabled before
               benefits do not vary         age 60.
               with investment
               experience of the            For policies purchased on or after
               variable account.            Jan. 21, 2005, the following
               Certain restrictions         applies: Under the WMD, we will
               apply and are clearly        waive the monthly deduction if the
               described in the             insured becomes totally disabled
               applicable rider.            before attained insurance age 60.
                                            If total disability begins on or
                                            after attained insurance age 60 but
                                            before attained insurance age 65,
                                            the monthly deduction will be waived
                                            only for a limited period of time.
                                            WMD also includes a waiver for
                                            involuntary unemployment benefit
                                            where monthly deductions may be
                                            waived up to 12 months. Not
                                            available in all states. The old WMD
                                            will apply in states where the new
                                            WMD has not been approved.

                                       o    Waiver of Premium Rider (WP): If
                                            the insured becomes totally
                                            disabled before attained insurance
                                            age 60, prior to attained
                                            insurance age 65 we will add the
                                            monthly-specified premium shown in
                                            the policy to the policy value, or
                                            waive the monthly deduction if
                                            higher. On and after attained
                                            insurance age 65 the monthly
                                            deduction will be waived. If total
                                            disability begins on or after
                                            attained insurance age 60 but
                                            before attained insurance  age 65,
                                            the addition of the
                                            monthly-specified premium or the
                                            waiver of the monthly deduction
                                            will be for a limited period of
                                            time. WP also includes a waiver
                                            for involuntary unemployment
                                            benefit where monthly deductions
                                            may be waived up to 12 months. Not
                                            available in all states.
-------------- ----------------------- -----------------------------------------

The following information has been revised for the "Waiver of Monthly Deduction Rider" and new rider information has been added for "Waiver of Premium Rider" after the "Other Insured Rider (OIR)" information under the section "Charges Other Than Fund Operating Expenses" on page 10 of the prospectus:

----------------- -------------- -----------------------------------------------
                                                AMOUNT DEDUCTED
----------------- -------------- --------------------- -------------------------
     CHARGE        WHEN CHARGE          VUL IV               VUL IV - ES
                   IS DEDUCTED
----------------- -------------- --------------------- -------------------------
Waiver of         Monthly.       For policies          For policies purchased
Monthly                          purchased before      before Jan. 21, 2005,
Deduction Rider                  Jan. 21, 2005, the    the following applies:
(WMD)                            following applies:
----------------- -------------- --------------------- -------------------------
                                 Monthly rate per      Monthly rate per $1,000
                                 $1,000 of net         of net amount of risk
                                 amount risk plus      plus the BIR specified
                                 the BIR specified     amount and the OIR
                                 amount and the OIR    specified amounts if
                                 specified amounts     applicable.
                                 if applicable.

                                 Minimum:              Minimum:
                                 $.01 - Female,        $.01 - Female,
                                 Standard, Age 25      Standard, Age 25

                                 Maximum:              Maximum:
                                 $.28 - Male,          $.28 - Male,
                                 Smoker, Age 59        Smoker, Age 59

                                 Representative        Representative Insured:
                                 Insured:              $.02 - Male,
                                 $.02 - Male,          Preferred Nonsmoker,
                                 Preferred             Age 40
                                 Nonsmoker,
                                 Age 40

----------------- -------------- -----------------------------------------------
                                                AMOUNT DEDUCTED
----------------- -------------- --------------------- -------------------------
     CHARGE        WHEN CHARGE          VUL IV               VUL IV - ES
                   IS DEDUCTED
----------------- -------------- --------------------- -------------------------
Waiver of         Monthly.       For policies          For policies purchased
Monthly                          purchased on or       on or after Jan. 21,
Deduction Rider                  after Jan. 21,        2005, the following
(WMD)                            2005, the following   applies:
(Continued)                      applies:
----------------- -------------- --------------------- -------------------------
                                 Monthly rate per      Monthly rate per $1,000
                                 $1,000 of net         of net amount of risk
                                 amount risk plus      plus the BIR specified
                                 the BIR specified     amount and the OIR
                                 amount and the OIR    specified amounts if
                                 specified amounts     applicable.
                                 if applicable.

                                 Minimum:              Minimum:
                                 $.00692 - Female,     $.00692 - Female,
                                 Nonsmoker, Age 20     Nonsmoker, Age 20

                                 Maximum:              Maximum:
                                 $.34212 - Male,       $.34212 - Male,
                                 Smoker, Age 59        Smoker, Age 59

                                 Representative        Representative Insured:
                                 Insured:              $.01899 - Male,
                                 $.01899 - Male,       Preferred Nonsmoker,
                                 Preferred             Age 40
                                 Nonsmoker, Age 40

                                 If you have a CIR,    If you have a CIR,
                                 there will be an      there will be an
                                 additional charge     additional charge of
                                 of $.02 per month     $.02 per month per
                                 per $1,000 of the     $1,000 of the CIR
                                 CIR specified         specified amount.
                                 amount.
----------------- -------------- --------------------- -------------------------
Waiver of         Monthly.       Monthly rate          Monthly rate multiplied
Premium Rider                    multiplied by the     by the greater of the
(WP)                             greater of the        monthly-specified
                                 monthly-specified     premium selected for
                                 premium selected      the rider or the
                                 for the rider or      monthly deduction for
                                 the monthly           the policy and any
                                 deduction for the     other riders attached
                                 policy and any        to the policy.
                                 other riders
                                 attached to the
                                 policy.

                                 Minimum:              Minimum: $.03206 -
                                 $.03206 - Male,       Male, Nonsmoker, Age 20
                                 Nonsmoker, Age 20

                                 Maximum:              Maximum: $.40219 -
                                 $.40219 - Female,     Female, Smoker, Age 59
                                 Smoker, Age 59

                                 Representative        Representative Insured:
                                 Insured:              .04649 - Male,
                                 $.04649 - Male,       Preferred Nonsmoker,
                                 Preferred             Age 40
                                 Nonsmoker, Age 40
----------------- -------------- --------------------- -------------------------


THIS SUPPLEMENT SHOULD BE RETAINED WITH THE CURRENT PROSPECTUS FOR YOUR PRODUCT.



S-6418-4 A (1/05)

*VALID UNTIL MAY 1, 2005.

                            PART C: OTHER INFORMATION

Item 27. Exhibits - Except as noted below, all required exhibits have been previously filed and are incorporated by reference from prior Registration Statements of the Depositor.

(a)(1) Resolution of Board of Directors of IDS Life Insurance Company establishing the Trust, adopted May 9, 1985, filed as Exhibit 1(a) to Post-Effective Amendment No. 12, File No. 33-11165 is incorporated herein by reference.

(a)(2) Resolution of Board of Directors of IDS Life Insurance Company reconstituting the Trust, adopted October 16, 1985, filed electronically as Exhibit 1(b) to Post-Effective Amendment No. 12, File No. 33-11165 is incorporated herein by reference.

(a)(3) Board Resolution for establishment of 41 subaccounts dated April 25, 2000 filed electronically as Exhibit 8(a) to Registrant's Post-Effective Amendment No. 1, File No. 333-69777 and is incorporated herein by reference.

(a)(4) Board Resolution for establishment of subaccount FND, to invest in shares of AXP(SM) Variable Portfolio - New Dimensions Fund dated October 29, 1999 filed electronically as Exhibit 8(b) to Registrant's Post-Effective Amendment No. 1 File No. 333-69777 and is incorporated herein by reference.

(b)      Not applicable.

(c)(1) Form of Division of Vice President's Employment Agreement dated November 1991, filed electronically as Exhibit 3(b)(1) to Post Effective Amendment No. 13, File No. 33-11165 is incorporated herein by reference.

(c)(2) Form of District Manager's Rider to IDS Life Insurance Company, Personal Financial Planner's Agreement dated November 1986, filed electronically as Exhibit 3(b)2 to Post-Effective Amendment No. 33-11165 is incorporated herein by reference.

(c)(3) Form of Personal Financial Planner's Agreement dated November 1986, filed electronically as Exhibit 3(b)(3) to Post Effective No. 13, File No. 33-11165 is incorporated herein by reference.

(d)(1) Flexible Premium Variable Life Insurance Policy (SPVL) filed with the Original Registration Statement (File No. 33-11165) on or about December 31, 1986 is incorporated herein by reference.

(d)(2) Flexible Premium Variable Life Insurance Policy (VUL-3) filed electronically as Exhibit 1.A. (5)(b) to Registrant's Form S-6 with Pre-Effective Amendment No. 1 (File No. 333-69777) is incorporated herein by reference.

(d)(3) Copy of Endorsement to the Flexible Premium Variable Life Insurance Policy (VUL IV/VUL IV - ES) filed electronically as Exhibit 1.A. (5)(c) to Registrant's Form S-6 with Post-Effective Amendment No. 5 (File No. 333-69777) on or about October 4, 2002 is herein incorporated by reference.

(d)(4)   Copy of Base Insured Rider (Term Insurance) filed electronically as
         Exhibit 1.A. (12) to Registrant's Form S-6 with Post-Effective Amendment No. 5 (File No. 333-69777) on or about October 4, 2002 is herein incorporated by reference.

(d)(5) Copy of Waiver of Monthly Deduction Rider for Total Disability is filed electronically herewith as Exhibit (d)(5).

(d)(6) Copy of Waiver of Premium Rider for Total Disability is filed electronically herewith as Exhibit (d)(6).

(e)(1) Form of Application for the Flexible Premium Variable Life Insurance Policy filed electronically as Exhibit 1.A. (10) to Registrant's Form S-6, Pre-Effective Amendment No. 1, File No. 333-69777 is incorporated herein by reference.

(f)(1) Certificate of Incorporation of IDS Life Insurance Company, dated July 23, 1957, filed electronically as Exhibit 1.A. (6)(a) to Post-Effective Amendment No. 12, File No. 33-11165 and is incorporated herein by reference.

(f)(2) Amended By-Laws of IDS Life Insurance Company, filed electronically to Post-Effective Amendment No. 12, File No. 33-11165 and is incorporated herein by reference.

(f)(3) Copy of Amended and Restated By-laws of IDS Life Insurance Company, filed electronically as Exhibit 6.2 to Post-Effective Amendment No. 13 to Registration Statement No. 33-47302, is incorporated herein by reference.

(h)(1) Copy of Participation Agreement between IDS Life Insurance Company and AIM Variable Insurance Funds, Inc. and AIM Distributors, Inc., dated March 4, 1996, filed electronically as Exhibit 8.4 to Post-Effective Amendment No. 2 to Registration Statement No. 33-62407 is incorporated herein by reference.

(h)(2) Copy of Participation Agreement by and among AIM Variable Insurance Funds, Inc., AIM Distributors, Inc., and IDS Life Insurance Company on behalf of itself and its Separate Accounts, dated Oct. 7, 1996, filed electronically as Exhibit 8.1(b) to Post-Effective Amendment No. 3 to Registration Statement No. 333-79311 is incorporated herein by reference.

(h)(3) Copy of Participation Agreement between IDS Life Insurance Company and TCI Portfolios, Inc., dated April 24, 1996, filed electronically as
         Exhibit 8.5 to Post-Effective Amendment No. 2 to Registration Statement No. 333-79311 is incorporated herein by reference.

(h)(4) Copy of Participation Agreement by and among Calvert Variable Series, Inc. and Calvert Asset Management Co. and Calvert Distributors Inc. and IDS Life Insurance Company on behalf of itself and its Separate Accounts, dated April 14, 2000, filed electronically as Exhibit 8.7 to Post-Effective Amendment No. 3 to Registration Statement No. 333-79311 is incorporated herein by reference.

(h)(5) Copy of Participation Agreement between IDS Life Insurance Company and Warburg Pincus Trust and Warburg Pincus Counsellors, Inc. and Counsellors Securities Inc., dated March 1, 1996, filed electronically as Exhibit 8.3 to Post-Effective Amendment No. 2 to Registration Statement No. 33-62407 is incorporated herein by reference.

(h)(6) Copy of Participation Agreement by and between Evergreen Variable Annuity Trust and IDS Life Insurance Company, dated August 13, 2001 filed as Exhibit 8.5(a) to Post-Effective Amendment No. 10 to Registration No. 333-79311 is incorporated herein by reference.

(h)(7) Copy of Participation Agreement among Variable Insurance Products Fund, Fidelity Distributors Corporation and IDS Life Insurance Company, dated September 1, 1999, filed electronically as Exhibit 8.8(a) to Post-Effective Amendment No. 3 to Registration Statement No. 333-79311 is incorporated herein by reference.

(h)(8) Copy of Participation Agreement among Variable Insurance Products Fund III, Fidelity Distributors Corporation and IDS Life Insurance Company, dated September 1, 1999, filed electronically as Exhibit 8.8(a) to Post-Effective Amendment No. 3 to Registration Statement No. 333-79311 is incorporated herein by reference.

(h)(9) Copy of Participation Agreement dated October 1, 2002 among Variable Insurance Products Funds, Fidelity Distributors Corporation and IDS Life Insurance Company filed electronically as Exhibit (h)(9) to Post-Effective Amendment No. 11 to Registration Statement No. 333-69777 is incorporated herein by reference.

(h)(10) Copy of Participation Agreement between IDS Life Insurance Company and Templeton Variable Products Series Fund and Franklin Templeton Distributors, Inc., dated March 1, 1996, filed electronically as
         Exhibit 8.2 to Post-Effective Amendment No. 2 to Registration Statement No. 33-62407 is incorporated herein by reference.

(h)(11) Copy of Participation Agreement by and between Goldman Sachs Variable Insurance Trust, Goldman, Sachs & Co. and IDS Life Insurance Company, dated September 1, 1999, filed electronically as Exhibit 8.3 to Post-Effective Amendment No. 3 to Registration Statement No. 333-79311 is incorporated herein by reference.

(h)(12) Copy of Participation Agreement between IDS Life Insurance Company and INVESCO Distributors, Inc. dated August 13, 2001 filed as Exhibit 8.9 to Post-Effective Amendment No. 10 to Registration Statement No. 333-79311 is incorporated herein by reference.

(h)(13) Copy of Participation Agreement between Janus Aspen Series and IDS Life Insurance Company, dated April 21, 2000, filed electronically as
         Exhibit 8.10 to Post-Effective Amendment No. 3 to Registration Statement No. 333-79311 is incorporated herein by reference.

(h)(14) Copy of Participation Agreement by and among IDS Life Insurance Company, Lazard Retirement Series, Inc., dated Sept.1, 1999, filed electronically as Exhibit 8.11 to Post-Effective Amendment No. 3 to Registration Statement No. 333-79311 is incorporated herein by reference.

(h)(15) Copy of Participation Agreement among MFS Variable Insurance Trust, IDS Life Insurance Company and Massachusetts Financial Services Company, dated March 1, 2000, filed electronically as Exhibit 8.12 to Post-Effective Amendment No. 3 to Registration Statement No. 333-79311 is incorporated herein by reference.

(h)(16) Copy of Participation Agreement among Pioneer Variable Contracts Trust, IDS Life Insurance Company, Pioneer Investment Management, Inc. and Pioneer Funds Distributor, Inc. dated August 13, 2001 filed as Exhibit 8.13(a) to Post-Effective Amendment No. 10 to Registration Statement No. 333-79311 is incorporated herein by reference.

(h)(17) Copy of Participation Agreement between IDS Life Insurance Company and Putnam Capital Manager Trust and Putnam Mutual Funds Corp., dated March 1, 1996, filed electronically as Exhibit 8.1 to Post-Effective Amendment No. 2 to Registration Statement No. 33-62407 is incorporated herein by reference.

(h)(18) Copy of Participation Agreement by and among IDS Life Insurance Company and Putnam Capital Manager Trust and Putnam Mutual Funds Corp., dated October 7, 1996, filed electronically as Exhibit 8.12(c) to Post-Effective Amendment No. 3 to Registration Statement No. 333-69777 is incorporated herein by reference.

(h)(19) Copy of Participation Agreement by and among IDS Life Insurance Company and Strong Investments Inc. dated August 13, 2001 filed as Exhibit
         8.16 to Post-Effective Amendment No. 10 to Registration Statement
         No. 333-79311 is incorporated herein by reference.

(h)(20) Copy of Participation Agreement by and among Wanger Advisors Trust and Liberty Wanger Asset Management, L.P. and IDS Life Insurance Company, dated August 30, 1999, filed electronically as Exhibit 8.17 to Post-Effective Amendment No. 10 to Registration Statement No. 333-79311 is incorporated herein by reference.

(h)(21) Copy of Participation Agreement among IDS Life Insurance Company, American Express Financial Advisors Inc., Alliance Capital Management L.P. and Alliance Fund Distributors, Inc., dated March 1, 2000, filed electronically as Exhibit 8.15 to Pre-Effective Amendment No. 1 to Registration Statement No. 333-83456 filed on or about May 28, 2002 is incorporated herein by reference.

(h)(22) Copy of Participation Agreement by and among Wells Fargo Variable Trust and IDS Life Insurance Company and Stephens Inc. dated May 1, 2000 filed as Exhibit 8.18(a) to Post-Effective Amendment No. 10 to Registration Statement No. 333-79311 is incorporated herein by reference.

(i)      Not applicable

(j)      Not applicable

(k)      Consent and Opinion of Counsel is filed electronically herewith.

(l)      Actuarial Consent and Opinion of Mark Gorham, F.S.A., M.A.A.A.,
         Vice President, Insurance Product Development is filed electronically herewith.

(m)(1) Calculations of Illustrations for VUL IV/VUL IV-Estate Series filed electronically as Exhibit (m)(1) to Registrant's Form N-6 with Post-Effective Amendment No. 12 to Registation Statement No. 333-69777, is herein incorporated by reference.

(m)(2) Calculations of Illustrations for VUL III filed electronically as Exhibit (m)(2) to Registrant's Form N-6 with Post-Effective Amendment No. 12 to Registation Statement No. 333-69777, is herein incorporated by reference.

(n)(1) Consent of Independent Registered Public Accounting Firm for VUL III dated November 15, 2004 is filed electronically herewith.

(n)(2)   Consent of Independent Registered Public Accounting Firm for
         VUL IV/VUL IV-ES dated November 15, 2004 is filed electronically herewith.

(o)      Not applicable.

(p)      Not applicable.

(q)(1) IDS Life Insurance Company's Description of Transfer and Redemption Procedures and Method of Conversion to Fixed Benefit Policies filed electronically as Exhibit 1.A. (11) to Registrant's Form S-6 with Pre-Effective Amendment No. 1, File No. 333-69777 is incorporated herein by reference.

(r)(1) Power of Attorney to sign amendments to this Registration Statement dated April 15, 2004 filed electronically as Exhibit (r)(1) to Registrant's Form N-6 with Post-Effective Amendment No. 12 to Registation Statement No. 333-69777, is herein incorporated by reference.

(r)(2) Power of Attorney to sign amendments to this Registration Statement dated July 7, 2004 filed electronically as Exhibit (r)(2) to Registrant's Form N-6 with Post-Effective Amendment No. 13 to Registration Statement No. 333-69777, is herein incorporated by reference.

Item 27. Directors and Officers of the Depositor (IDS Life Insurance Company)

Name                    Principal Business Address*    Position and Offices with Depositor
------------------------------------------------------ ----------------------------------------

Gumer C. Alvero                                        Director and Executive Vice President
                                                       - Annuities

Timothy V. Bechtold                                    Director and President

Arthur H. Berman                                       Director and Executive Vice
                                                       President - Finance

Walter S. Berman                                       Vice President and Treasurer

Lorraine R. Hart                                       Vice President - Investments

Paul R. Johnston                                       Assistant General Counsel and Secretary

Michelle M. Keeley                                     Vice President - Investments

Christopher J. Kopka                                   Money Laundering Prevention Officer

Thomas W. Murphy                                       Vice President - Investments

Roger Natarajan                                        Director

Teresa J. Rasmussen                                    General Counsel

Mark E. Schwarzmann                                    Director, Chairman of the Board
                                                       and Chief Executive Officer

Bridget M. Sperl                                       Executive Vice President - Client
                                                       Service

David K. Stewart                                       Vice President and Controller

Beth E. Weimer                                         Chief Compliance Officer

* Unless otherwise noted, the business address is 70100 AXP Financial Center, Minneapolis, MN 55474.

Item 28. Persons Controlled by or Under Common Control with the Depositor or Registrant

The following list includes the names of major subsidiaries of American Express Company.

                                                                                        Jurisdiction of
Name of Subsidiary                                                                      Incorporation

I. Travel Related Services
     American Express Travel Related Services Company, Inc.                             New York

II. International Banking Services

     American Express Bank Ltd.                                                         Connecticut

III. Companies engaged in Financial Services

     Advisory Capital Income                                                            Delaware
     Advisory Capital Partners LLC                                                      Delaware
     Advisory Capital Strategies Group Inc.                                             Minnesota
     Advisory Convertible Arbitage, LLC                                                 Delaware
     Advisory Credit Opportunities GP LLC                                               Delaware
     Advisory European (General Partner) LLC                                            George Town
     Advisory Quantitive Equity (General Partner) LLC                                   Delaware
     Advisory Select LLC                                                                Delaware
     AEXP Affordable Housing LLC                                                        Delaware
     American Centurion Life Assurance Company                                          New York
     American Enterprise Investment Services Inc.                                       Minnesota
     American Enterprise Life Insurance Company                                         Indiana
     American Enterprise REO 1, LLC                                                     Minnesota
     American Express Asset Management (Australia)                                      NSW Australia
     American Express Asset Management Company S.A.                                     Luxembourg
     American Express Asset Management Group Inc.                                       Minnesota
     American Express Asset Management International Inc.                               Delaware
     American Express Asset Management International (Japan) Ltd.                       Japan
     American Express Asset Management Ltd.                                             England
     American Express Bank, FSB                                                         Federal Charter
     American Express Certificate Company                                               Delaware
     American Express Client Service Corporation                                        Minnesota
     American Express Corporation                                                       Delaware
     American Express Financial Advisors Inc.                                           Delaware
     American Express Financial Advisors Japan Inc.                                     Delaware
     American Express Financial Corporation                                             Delaware
     American Express Insurance Agency of Alabama Inc.                                  Alabama
     American Express Insurance Agency of Arizona Inc.                                  Arizona
     American Express Insurance Agency of Idaho Inc.                                    Idaho
     American Express Insurance Agency of Maryland Inc.                                 Maryland
     American Express Insurance Agency of Massachusetts Inc.                            Massachusetts
     American Express Insurance Agency of Nevada Inc.                                   Nevada
     American Express Insurance Agency of New Mexico Inc.                               New Mexico
     American Express Insurance Agency of Oklahoma Inc.                                 Oklahoma
     American Express Insurance Agency of Texas Inc.                                    Texas
     American Express Insurance Agency of Wyoming Inc.                                  Wyoming
     American Express International Deposit Corporation                                 Cayman Island
     American Express Property Casualty Insurance Agency of Kentucky Inc.               Kentucky
     American Express Property Casualty Insurance Agency of Maryland Inc.               Maryland
     American Express Property Casualty Insurance Agency of Mississippi Inc.            Mississippi
     American Express Property Casualty Insurance Agency of Pennsylvania Inc.           Pennsylvania
     American Express Property Casualty Insurance Agency                                Wisconsin
     American Express Trust Company                                                     Minnesota
     American Partners Life Insurance Company                                           Arizona
     AMEX Assurance Company                                                             Illinois
     Boston Equity General Partner LLC                                                  Delaware
     IDS Cable Corporation                                                              Minnesota
     IDS Cable II Corporation                                                           Minnesota
     IDS Capital Holdings Inc.                                                          Minnesota
     IDS Futures Brokerage Group                                                        Minnesota
     IDS Futures Corporation                                                            Minnesota
     IDS Insurance Agency of Utah, Inc.                                                 Utah
     IDS Life Insurance Company                                                         Minnesota
     IDS REO1, LLC                                                                      Minnesota
     IDS REO2, LLC                                                                      Minnesota
     IDS Life Insurance Company of New York                                             New York
     IDS Management Corporation                                                         Minnesota
     IDS Partnership Services Corporation                                               Minnesota
     IDS Property Casualty Insurance Company                                            Wisconsin
     IDS Realty Corporation                                                             Minnesota
     Investors Syndicate Development Corporation - NV                                   Nevada
     Kenwood Capital Management LLC                                                     Delaware
     Northwinds Marketing Group, LLC                                                    Delaware
     Realty Assets, Inc.                                                                Nebraska
     Securities America Financial Corporation                                           Nebraska
     Securities America Inc.                                                            Delaware
     Securities America Advisors, Inc.                                                  Nebraska
     Threadneedle International Limited                                                 England and Wales

Item 29. Indemnification

The amended and restated By-Laws of the depositor provide that the depositor will indemnify, to the fullest extent now or hereafter provided for or permitted by law, each person involved in, or made or threatened to be made a party to, any action, suit, claim or proceeding, whether civil or criminal, including any investigative, administrative, legislative, or other proceeding, and including any action by or in the right of the depositor or any other corporation, or any partnership, joint venture, trust, employee benefit plan, or other enterprise (any such entity, other than the depositor, being hereinafter referred to as an "Enterprise"), and including appeals therein (any such action or process being hereinafter referred to as a "Proceeding"), by reason of the fact that such person, such person's testator or intestate (i) is or was a director or officer of the depositor, or (ii) is or was serving, at the request of the depositor, as a director, officer, or in any other capacity, or any other Enterprise, against any and all judgments, amounts paid in settlement, and expenses, including attorney's fees, actually and reasonably incurred as a result of or in connection with any Proceeding, except as provided below.

No indemnification will be made to or on behalf of any such person if a judgment or other final adjudication adverse to such person establishes that such person's acts were committed in bad faith or were the result of active and deliberate dishonesty and were material to the cause of action so adjudicated, or that such person personally gained in fact a financial profit or other advantage to which such person was not legally entitled. In addition, no indemnification will be made with respect to any Proceeding initiated by any such person against the depositor, or a director or officer of the depositor, other than to enforce the terms of this indemnification provision, unless such Proceeding was authorized by the Board of Directors of the depositor. Further, no indemnification will be made with respect to any settlement or compromise of any Proceeding unless and until the depositor has consented to such settlement or compromise.

The depositor may, from time to time, with the approval of the Board of Directors, and to the extent authorized, grant rights to indemnification, and to the advancement of expenses, to any employee or agent of the depositor or to any person serving at the request of the depositor as a director or officer, or in any other capacity, of any other Enterprise, to the fullest extent of the provisions with respect to the indemnification and advancement of expenses of directors and officers of the depositor.

Insofar as indemnification for liability arising under the Securities Act of 1933 (the "Act") may be permitted to directors, officers and controlling persons of the depositor or the registrant pursuant to the foregoing provisions, or otherwise, the registrant has been advised that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the registrant of expenses incurred or paid by a director, officer or controlling person of the registrant in the successful defense of any action, suit or proceeding) is asserted by such director, officer or controlling person in connection with the securities being registered, the registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the Act and will be governed by the final adjudication of such issue.

Item 30.  Principal Underwriter (IDS Life Insurance Company)

(a) IDS Life is the principal underwriter, depositor, sponsor or investment adviser for IDS Life Variable Annuity Fund A, IDS Life Variable Annuity Fund B, IDS Life Series Fund, Inc., AXP Variable Portfolio - Income Series, Inc., AXP Variable Portfolio - Investment Series, Inc., AXP Variable Portfolio - Managed Series, Inc., AXP Variable Portfolio - Money Market Series, Inc., AXP Variable Portfolio - Partners Series, Inc., IDS Life Account MGA, IDS Life Account SBS, IDS Life Accounts F, G, H, IZ, JZ, KZ, LZ, MZ, N, PZ, QZ, RZ, SZ and TZ, IDS Life Variable Account 10, IDS Life Variable Life Separate Account and IDS Life Variable Account for Smith Barney.

(b)  As to each director, officer, or partner of the principal underwriter:

     Name and Principal Business Address*  Position and Offices with Underwriter
     ------------------------------------  -------------------------------------
     Gumer C. Alvero                       Director and Executive
                                           Vice President - Annuities

     Timothy V. Bechtold                   Director and President

     Arthur H. Berman                      Director and Executive Vice
                                           President - Finance

     Walter S. Berman                      Vice President and Treasurer

     Lorraine R. Hart                      Vice President - Investments

     Paul R. Johnston                      Assistant General Counsel and
                                           Secretary

     Michelle M. Keeley                    Vice President - Investments

     Christopher J. Kopka                  Money Laundering Prevention Officer

     Thomas W. Murphy                      Vice President - Investments

     Roger Natarajan                       Director

     Scott R. Plummer                      38a-1 Chief Compliance Officer

     Teresa J. Rasmussen                   General Counsel

     Mark E. Schwarzmann                   Director, Chairman of the Board and
                                           Chief Executive Officer

     Heather M. Somers                     Assistant General Counsel

     Bridget M. Sperl                      Executive Vice President - Client
                                           Service

     David K. Stewart                      Vice President and Controller

     Beth E. Weimer                        Chief Compliance Officer

* Unless otherwise noted, the business address is 70100 AXP Financial Center, Minneapolis, MN 55474.

Item 31. Location of Accounts and Records

The accounts and records of the Registrant are located at the offices of the Depositor (IDS Life Insurance Company) at 70100 AXP Financial Center Minneapolis, Minnesota 55474.

Item 32. Management Services

Not Applicable.

Item 33. Fee Representation

The Depositor represents that the fees and charges deducted under the policy, in the aggregate, are reasonable in relation to the services rendered, the expenses expected to be incurred, and the risks assumed by the insurance company.

                                   SIGNATURES

Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, IDS Life Insurance Company, on behalf of the Registrant, has duly caused this Registration Statement to be signed on behalf of the Registrant by the undersigned, thereunto duly authorized, in the City of Minneapolis, and State of Minnesota on the 18th day of November, 2004.

                     IDS Life Variable Life Separate Account
                                  (Registrant)

                         By: IDS Life Insurance Company
                                   (Depositor)

                         By /s/  Timothy V. Bechtold*
                            ----------------------------------
                                 Timothy V. Bechtold
                                 President

As required by the Securities Act of 1933, Amendment to this Registration Statement has been signed by the following persons in the capacities indicated on the 18th day of November, 2004.


/s/  Gumer C. Alvero*                         Director and Executive Vice
------------------------------------          President - Annuities
     Gumer C. Alvero

/s/  Timothy V. Bechtold*                     Director and President
------------------------------------
     Timothy V. Bechtold

/s/  Arthur H. Berman*                        Director and Vice President -
------------------------------------          Finance
     Arthur H. Berman                         (Principal Financial Officer)

/s/  Roger Natarajan*                         Director
------------------------------------
     Roger Natarajan

/s/  Mark E. Schwarzmann*                     Chairman of the Board of Directors
------------------------------------          and Chief Executive Officer
     Mark E. Schwarzmann                      (Chief Executive Officer)

/s/  David K. Stewart**                       Vice President and Controller
------------------------------------          (Principal Accounting Officer)
     David K. Stewart

* Signed pursuant to Power of Attorney dated April 15, 2004 filed electronically as Exhibit (r)(1) to Registrant's Post-Effective Amendment No. 12 and is incorporated herein by reference, by:

** Signed pursuant to Power of Attorney dated July 7, 2004 and is filed electronically as Exhibit (r)(2) to Registrant's Post-Effective Amendment No. 13 and is incorporated herein by reference, by:




/s/ Mary Ellyn Minenko
----------------------
    Mary Ellyn Minenko

CONTENTS OF POST-EFFECTIVE AMENDMENT NO. 14 TO REGISTRATION STATEMENT NO. 333-69777

This Registration Statement is comprised of the following papers and documents:

The Cover Page.

Part A.

     The prospectuses for American Express Variable Universal Life III and American Express(R) Variable Universal Life IV/American Express(R) Variable Universal Life IV-Estate Series filed electronically as Part A to Post-Effective Amendment No. 12 to Registration Statement No. 333-69777 filed on or about April 28, 2004 are incorporated by reference.

     Supplements for:

     American Express(R) Variable Universal Life IV/American Express(R) Variable Universal Life IV-Estate Series.

     American Express(R) Variable Universal Life III.

Part B.

     Combined Statement of Additional Information and Financial Statements filed electronically as Part B to Post-Effective Amendment No. 12 to Registration Statement No. 333-69777 filed on or about April 28, 2004 is incorporated by reference.

Part C.

     Other Information.

     The signatures.

     Exhibits